SUBSEQUENT EVENT (Narrative) (Details) - Subsequent Events [Member] - Public Offering [Member]	Feb. 26, 2026 CAD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	22,169,125
Issue price per ordinary share | $ / shares	$ 4.15
Proceeds from issue of ordinary shares | $	$ 92,001,869
Underwriting commissions on share issuance | $	$ 4,587,830
Underwriting commission rate	5.00%
Number of shares issued to president's list purchasers | shares	1,098,500